UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:March 31,2000

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management, Inc.
Address: 1220 Market Building
	 Suite 804
         Wilmington, DE  19801

13F File Number:  82-3152

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Whalen
Title: Senior Vice President
Phone: 302-429-8436
Signature, Place, and Date of Signing:

  Robert T. Whalen  Wilmington, Delaware  May 2, 2000

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 77

Form 13 F Information Table Value Total: 157,304

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              001957109      337     5978 SH       SOLE                     5978
AT&T - Liberty Media Group     COM              001957208      400     6750 SH       SOLE                     6750
AllState Corp                  COM              020002101     4966   208530 SH       SOLE                   208530
American Express               COM              025816109      223     1500 SH       SOLE                     1500
American Home Products         COM              026609107     3934    73193 SH       SOLE                    73193
American International Group   COM              026874107      365     3330 SH       SOLE                     3330
Archstone Communities Trust    COM              039581103     1064    53350 SH       SOLE                    53350
Atlantic Richfield             COM              048825103     1402    16500 SH       SOLE                    16500
BP Amoco PLC - Spons ADR       COM              055622104      818    15360 SH       SOLE                    15360
Bank of America Corp           COM              060505104     3322    63355 SH       SOLE                    63355
Bell Atlantic Corp             COM              077853109     4299    70328 SH       SOLE                    70328
Bristol-Myers Squibb Co        COM              110122108     1557    26850 SH       SOLE                    26850
Chubb Corporation              COM              171232101     1091    16150 SH       SOLE                    16150
Cigna Corp                     COM              125509109     1887    24910 SH       SOLE                    24910
Cisco Systems Inc              COM              17275R102      588     7600 SH       SOLE                     7600
Computer Associates Internatio COM              204912109     4563    77101 SH       SOLE                    77101
Computer Sciences Corp         COM              205363104     8360   105655 SH       SOLE                   105655
ConAgra                        COM              205887102     5284   291550 SH       SOLE                   291550
Delta Airlines Inc             COM              247361108     2732    51310 SH       SOLE                    51310
Dominion Resources, Inc. - VA  COM              25746U109     1290    33550 SH       SOLE                    33550
Duff & Phelps Utilities Income COM              264324104       90    10256 SH       SOLE                    10256
Duke-Weeks Realty Corp         COM              264411505      682    35650 SH       SOLE                    35650
Eastman Kodak                  COM              277461109     5444   100240 SH       SOLE                   100240
Emerson Electric Co            COM              291011104      287     5400 SH       SOLE                     5400
Exxon Mobil Corporation        COM              30231G102     1290    16548 SH       SOLE                    16548
Fannie Mae                     COM              313586109      242     4275 SH       SOLE                     4275
General Electric               COM              369604103     4857    31207 SH       SOLE                    31207
Genuine Parts Co               COM              372460105     5938   248700 SH       SOLE                   248700
Great Lakes Chemical Corp      COM              390568103      614    18050 SH       SOLE                    18050
HRPT Properties Trust          COM              40426W101     3120   359110 SH       SOLE                   359110
Halliburton Co                 COM              406216101     4919   119600 SH       SOLE                   119600
Hercules Inc                   COM              427056106      331    20500 SH       SOLE                    20500
Hewlett Packard Co             COM              428236103     4318    32500 SH       SOLE                    32500
Home Depot, Inc                COM              437076102      718    11136 SH       SOLE                    11136
Hospitality Properties Trust   COM              44106M102      342    16900 SH       SOLE                    16900
Household Intl                 COM              441815107      643    17220 SH       SOLE                    17220
International Business Machine COM              459200101      281     2384 SH       SOLE                     2384
Johnson & Johnson              COM              478160104      214     3048 SH       SOLE                     3048
Kerr-McGee Corp                COM              492386107     1415    24500 SH       SOLE                    24500
KeySpan Corporation            COM              49337w100     7970   288500 SH       SOLE                   288500
Kmart                          COM              482584109      432    44600 SH       SOLE                    44600
Lehman Brothers Holding Inc    COM              524908100      412     4250 SH       SOLE                     4250
Lucent Technologies            COM              549463107      232     3784 SH       SOLE                     3784
MCI Worldcom Inc               COM              55268B106      204     4500 SH       SOLE                     4500
McClatchy Company - Class A    COM              579489105      622    19000 SH       SOLE                    19000
Merck & Co                     COM              589331107     1537    24746 SH       SOLE                    24746
Microsoft Corp                 COM              594918104     1145    10780 SH       SOLE                    10780
Minnesota Power Inc.           COM              604110106      171    10300 SH       SOLE                    10300
NSTAR                          COM              67019E107     6113   145540 SH       SOLE                   145540
Nationwide Health Pptys Inc    COM              638620104      104    10000 SH       SOLE                    10000
New Century Energies Inc       COM              64352U103      242     8050 SH       SOLE                     8050
New Plan Excel Realty Trust    COM              648053106     4183   304200 SH       SOLE                   304200
Pepsico Inc                    COM              713448108      282     8100 SH       SOLE                     8100
Pfizer Inc                     COM              717081103      522    14276 SH       SOLE                    14276
Procter & Gamble               COM              742718109      262     4634 SH       SOLE                     4634
Public Service Enterprise Grou COM              744573106     6053   204330 SH       SOLE                   204330
Raytheon Co - Class A          COM              755111309     1473    78300 SH       SOLE                    78300
Raytheon Company Class B       COM              755111408     2368   133400 SH       SOLE                   133400
Reliant Energy Inc             COM              75952J108     1486    63050 SH       SOLE                    63050
Royal Dutch Petroleum NY GLDR  COM              780257804      254     4400 SH       SOLE                     4400
SBC Communications Inc         COM              78387G103      341     8088 SH       SOLE                     8088
Schering-Plough                COM              806605101      721    19415 SH       SOLE                    19415
Scientific Atlanta Inc         COM              808655104      379     6000 SH       SOLE                     6000
Sierra Pacific Resources       COM              826428104      668    53450 SH       SOLE                    53450
Sovereign Bancorp Inc          COM              845905108      239    31576 SH       SOLE                    31576
St. Paul Companies             COM              792860108      732    21450 SH       SOLE                    21450
Staples Inc                    COM              855030102      200    10000 SH       SOLE                    10000
Sun Microsystems Inc           COM              866810104     1078    11500 SH       SOLE                    11500
Toys R Us Inc                  COM              892335100     3717   250950 SH       SOLE                   250950
U S West Inc                   COM              91273H101    10365   142714 SH       SOLE                   142714
Ultramar Diamond Shamrock      COM              904000106     1165    45900 SH       SOLE                    45900
Union Pacific Corp             COM              907818108     5925   151425 SH       SOLE                   151425
Vodafone Airtouch PLC-SP ADR   COM              92857t107      278     5000 SH       SOLE                     5000
Vulcan Materials Co            COM              929160109      229     5000 SH       SOLE                     5000
Bethlehem Steel $3.50 Conv Pfd PFD CV           087509501      759    28100 SH       SOLE                    28100
Kmart Financing 7.75%  Cv Pfd  PFD CV           498778208     5959   138375 SH       SOLE                   138375
Laboratory Corp 8.50% Cv Prf S PFD CV           50540R201     4257    54575 SH       SOLE                    54575